Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Derivatives [Abstract]
Summary of Fair Value of Derivatives

The following table summarizes the fair value of derivatives as at December 31, 2017 and 2016 and the change in fair value for the years ended December 31, 2017 and 2016:

Derivative Assets	Forward Contracts $000's	Cross-currency interest rate swap contracts $000's	Currency options $000's	Total $000's
Opening balance, as at January 1, 2016	4,012	9,473	—	13,485
Unrealized (loss) gain in fair value	(4,012)	42,565	—	38,553
Total derivative asset as at December 31, 2016	—	52,038	—	52,038
Acquisition	—	—	906	906
Realized gain	—	—	(375)	(375)
Settlement	—	(13,904)	726	(13,178)
Unrealized gain (loss) in fair value	2,037	(38,134)	(1,257)	(37,354)
Total derivative asset as at December 31, 2017	2,037	—	—	2,037
Current portion	2,037	—	—	2,037
Non-current portion	—	—	—	—
Derivative Liabilities	Forward Contracts $000's	Cross-currency interest rate swap contracts $000's	Put Liability $000's	Total $000's
Opening balance, as at January 1, 2016	2,184	16,538	6,102	24,824
Unrealized loss (gain) in fair value	3,106	(16,538)	(815)	(14,247)
Accretion	—	—	307	307
Translation	(368)	—	—	(368)
Total derivative liability as at December 31, 2016	4,922	—	5,594	10,516
Unrealized (gain) loss in fair value	(1,826)	110,855	—	109,029
Realized gain on settlement	(2,829)	—	—	(2,829)
Settlement	(177)	—	(5,594)	(5,771)
Translation	(90)	907	—	817
Total derivative liability as at December 31, 2017	—	111,762	—	111,762
Current portion	—	—	—	—
Non-current portion	—	111,762	—	111,762